Subsequent Events (Details) - shares		9 Months Ended
	Jan. 06, 2020	Sep. 30, 2020
Subsequent Events (Textual)
Notes due and payable		Oct. 31, 2020
Subsequent Event [Member] | Convertible Series B preferred stock [Member]
Subsequent Events (Textual)
Shares recevied	10,420